Annual Total Returns[BarChart] - Invesco Preferred ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.26%	14.51%	(1.83%)	15.29%	8.08%	1.20%	10.84%	(4.25%)	17.24%	7.14%